Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus and Thrivent Moderately Conservative Allocation

Portfolio Summary Prospectus

each dated April 30, 2019

The table that appears in the fourth paragraph under “Summary Section—Thrivent Moderately Conservative Allocation Portfolio—Principal Strategies” is deleted in its entirety and replaced with the following:

Broad Asset Category	Target Allocation	Allocation Range

Debt Securities	63%	35-75%

Equity Securities	37%	25-65%

Thrivent Moderately Conservative Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus and Thrivent Moderately Conservative Allocation

Portfolio Summary Prospectus

each dated April 30, 2019

The table that appears in the fourth paragraph under “Summary Section—Thrivent Moderately Conservative Allocation Portfolio—Principal Strategies” is deleted in its entirety and replaced with the following:

Broad Asset Category	Target Allocation	Allocation Range

Debt Securities	63%	35-75%

Equity Securities	37%	25-65%